CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Equity Attributed to Legacy Wentworth Management Services LLC	Redeemable Convertible Preferred Stock Redeemable Series A Convertible Preferred Stock	Redeemable Convertible Preferred Stock Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital Redeemable Series A Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated and Other Comprehensive Income (Loss)	Preferred units Redeemable Series A Convertible Preferred Stock	Preferred units Series B Convertible Preferred Stock	Redeemable Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Total
Beginning balance at Dec. 31, 2022	$ 4,897													$ 4,897
Redemption of Class B Preferred Units	(165)													(165)
Distributions	(200)													(200)
Net income (loss)	571													571
Preferred stock, ending balance at Dec. 31, 2023												$ 0
Ending balance at Dec. 31, 2023	5,103													5,103
Distributions	(85)													(85)
Net income prior to transaction	730													730
Reverse merger and recapitalization of legacy Wentworth Management Services LLC	(5,748)						$ 23,693	$ (17,961)						(16)
Reverse merger and recapitalization of legacy Wentworth Management Services LLC (in shares)				16,566,000
Shares issuance		$ 14,400												14,400
Shares issuance (in shares)		1,500,000
Net income (loss)								(2,311)						(2,311)
Preferred stock, ending balance at Mar. 31, 2024		$ 14,400
Ending balance at Mar. 31, 2024							23,693	(20,272)						17,813
Ending balance (in shares) at Mar. 31, 2024		1,500,000		16,566,000
Preferred stock, beginning balance at Dec. 31, 2023												0
Beginning balance at Dec. 31, 2023	5,103													5,103
Net income prior to transaction														730
Net income (loss)														(3,049)
Preferred stock, ending balance at Jun. 30, 2024		$ 14,595
Ending balance at Jun. 30, 2024							23,719	(21,017)						17,297
Ending balance (in shares) at Jun. 30, 2024		1,520,000		16,603,000
Preferred stock, beginning balance at Dec. 31, 2023												0
Beginning balance at Dec. 31, 2023	5,103													5,103
Distributions	(85)													(85)
Net income prior to transaction	730													730
Reverse merger and recapitalization of legacy Wentworth Management Services LLC	$ (5,748)						23,693	(17,961)						(16)
Reverse merger and recapitalization of legacy Wentworth Management Services LLC (in shares)				16,566,000
Shares issuance		$ 14,400												14,400
Shares issuance (in shares)		1,500,000
Shares issuance		$ 547												547
Shares issuance (in shares)		55,000
Issuance of Class B convertible preferred stock			$ 1,500											1,500
Issuance of Class B convertible preferred stock (in shares)			150,000
Dividends - Preferred stock					$ (1,094)	$ (31)						(1,094)	$ (31)
Issuance of common stock in connection with exercise of warrants							416							416
Issuance of common stock in connection with exercise of warrants (in shares)				37,000
Net income (loss)								(5,292)						(5,292)
Preferred stock, ending balance at Dec. 31, 2024		$ 14,947	$ 1,500							$ 14,947	$ 1,500	$ 14,947
Preferred stock ending balance (in shares) at Dec. 31, 2024		1,555,000	150,000							1,555,000	150,000	1,555,000
Ending balance at Dec. 31, 2024							22,984	(23,253)						16,178
Ending balance (in shares) at Dec. 31, 2024				16,603,000
Preferred stock, beginning balance at Mar. 31, 2024		$ 14,400
Beginning balance at Mar. 31, 2024							23,693	(20,272)						17,813
Beginning balance (in shares) at Mar. 31, 2024		1,500,000		16,566,000
Shares issuance		$ 195												195
Shares issuance (in shares)		20,000
Dividends - Preferred stock					(390)							$ (390)
Issuance of common stock in connection with exercise of warrants							416							416
Issuance of common stock in connection with exercise of warrants (in shares)				37,000
Net income (loss)								(736)						(736)
Preferred stock, ending balance at Jun. 30, 2024		$ 14,595
Ending balance at Jun. 30, 2024							23,719	(21,017)						17,297
Ending balance (in shares) at Jun. 30, 2024		1,520,000		16,603,000
Preferred stock, beginning balance at Dec. 31, 2024		$ 14,947	$ 1,500							$ 14,947	$ 1,500	14,947
Beginning balance at Dec. 31, 2024							22,984	(23,253)						16,178
Beginning balance (in shares) at Dec. 31, 2024				16,603,000
Shares issuance										$ 174				174
Shares issuance (in shares)										17,000
Dividends - Preferred stock					(351)	(27)						(351)	(27)
Net income (loss)								1,033						1,033
Preferred stock, ending balance at Mar. 31, 2025										$ 15,121	$ 1,500
Preferred stock ending balance (in shares) at Mar. 31, 2025										1,572,000	150,000
Ending balance at Mar. 31, 2025							22,606	(22,220)						17,007
Ending balance (in shares) at Mar. 31, 2025				16,603,000
Preferred stock, beginning balance at Dec. 31, 2024		$ 14,947	$ 1,500							$ 14,947	$ 1,500	$ 14,947
Preferred stock, beginning balance (in shares) at Dec. 31, 2024		1,555,000	150,000							1,555,000	150,000	1,555,000
Beginning balance at Dec. 31, 2024							22,984	(23,253)						16,178
Beginning balance (in shares) at Dec. 31, 2024				16,603,000
Change in value of interest rate swap														(152)
Net income (loss)														378
Preferred stock, ending balance at Jun. 30, 2025										$ 15,300	$ 1,500	$ 15,300
Preferred stock ending balance (in shares) at Jun. 30, 2025										1,590,000	150,000	1,590,000
Ending balance at Jun. 30, 2025							22,613	(22,874)	$ (152)					16,387
Ending balance (in shares) at Jun. 30, 2025				16,711,000
Preferred stock, beginning balance at Mar. 31, 2025										$ 15,121	$ 1,500
Preferred stock, beginning balance (in shares) at Mar. 31, 2025										1,572,000	150,000
Beginning balance at Mar. 31, 2025							22,606	(22,220)						17,007
Beginning balance (in shares) at Mar. 31, 2025				16,603,000
Shares issuance										$ 179				179
Shares issuance (in shares)										18,000
Dividends - Preferred stock					$ (358)	$ (27)						$ (358)	$ (27)
Share based compensation							392							392
Share based compensation (in shares)				108,000
Change in value of interest rate swap									(152)					(152)
Net income (loss)								(654)						(654)
Preferred stock, ending balance at Jun. 30, 2025										$ 15,300	$ 1,500	$ 15,300
Preferred stock ending balance (in shares) at Jun. 30, 2025										1,590,000	150,000	1,590,000
Ending balance at Jun. 30, 2025							$ 22,613	$ (22,874)	$ (152)					$ 16,387
Ending balance (in shares) at Jun. 30, 2025				16,711,000